Other Payables and Accrued Expenses and Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Other payable and accrued expenses and Other
non-current
liabilities consist of the following, with current portion presented as Other payable and accrued expenses and non-current
portion presented as Other
non-current
liabilities:

	As of
	December 31, 2019	December 31, 2020
	RMB	RMB

Current portion:
Other tax payables	7,469	12,797
Professional fees	9,807	5,623
Other payable to suppliers	5,992	4,208
Accrued marketing expense -loyalty points	595	3,175
Advances from the insured	3,593	3,047
Government housing benefit	840	800
Deposits	269	312
Interest payable	53	206
Rental expense payable	637	—
Others	956	985

	30,211	31,153

Non-Current portion:
Payables for long-term assets	518	—

Other non-current liabilities total	518	—